Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
Erste Group Bank AG	410,704	$12,822,979
OMV AG	175,057	10,227,001
Verbund AG	82,193	8,176,954
voestalpine AG	140,653	4,129,590
		35,356,524
Belgium — 2.7%
Ageas SA/NV.	193,506	9,738,923
Anheuser-Busch InBev SA/NV	1,035,099	58,349,140
D'ieteren Group	29,657	4,638,836
Elia Group SA/NV	37,387	6,150,697
Groupe Bruxelles Lambert SA	121,113	11,168,993
KBC Group NV	298,238	18,642,497
Proximus SADP	184,376	3,179,760
Sofina SA	18,476	4,349,159
Solvay SA	88,113	8,608,258
UCB SA	151,567	13,372,320
Umicore SA	249,589	11,080,536
Warehouses De Pauw CVA	177,259	6,534,778
		155,813,897
Finland — 3.1%
Elisa OYJ	168,705	9,547,532
Fortum OYJ	532,954	9,850,888
Kesko OYJ, Class B	328,523	8,225,210
Kone OYJ, Class B	404,327	20,647,710
Neste OYJ	505,820	23,233,797
Nokia OYJ	6,448,815	32,411,227
Orion OYJ, Class B	127,320	5,224,539
Sampo OYJ, Class A	594,344	26,883,954
Stora Enso OYJ, Class R	656,793	12,740,396
UPM-Kymmene OYJ	636,052	22,591,467
Wartsila OYJ Abp	570,732	4,841,842
		176,198,562
France — 35.0%
Accor SA(a)	202,873	6,675,482
Aeroports de Paris(a)	35,556	5,325,314
Air Liquide SA	566,441	99,222,187
Airbus SE	702,581	82,339,547
Alstom SA	379,747	10,400,464
Amundi SA(b)	71,759	4,179,518
ArcelorMittal SA	726,431	23,258,222
Arkema SA	73,019	8,840,336
AXA SA	2,314,023	58,549,070
BioMerieux	49,742	5,233,395
BNP Paribas SA	1,323,856	75,771,667
Bollore SE	1,057,778	5,643,420
Bouygues SA	271,533	9,376,746
Bureau Veritas SA	352,445	10,184,257
Capgemini SE	195,167	37,923,431
Carrefour SA	742,139	15,222,109
Cie. de Saint-Gobain	593,247	35,164,008
Cie. Generale des Etablissements Michelin SCA	201,702	26,295,723
Covivio	56,355	4,115,075
Credit Agricole SA	1,484,177	16,478,669
Danone SA	778,535	45,807,031
Dassault Aviation SA	29,946	5,075,856
Dassault Systemes SE	794,819	33,512,463
Edenred	298,116	14,725,682
Eiffage SA	98,890	9,797,220
Security	Shares	Value

France (continued)
Electricite de France SA	668,724	$5,937,222
Engie SA	2,176,594	29,257,961
EssilorLuxottica SA	342,675	55,346,872
Eurazeo SE	51,926	4,010,906
Eurofins Scientific SE	160,407	14,973,244
Gecina SA	54,897	6,458,711
Getlink SE	527,097	10,159,267
Hermes International	37,742	45,126,640
Ipsen SA	45,308	4,536,486
Kering SA	89,071	48,991,866
Klepierre SA	256,389	5,852,690
La Francaise des Jeux SAEM(b)	125,188	4,566,937
Legrand SA	318,717	27,621,247
L'Oreal SA	287,123	101,415,137
LVMH Moet Hennessy Louis Vuitton SE	330,835	213,595,685
Orange SA	2,370,624	29,676,603
Pernod Ricard SA	249,662	49,030,472
Publicis Groupe SA	271,481	14,870,773
Remy Cointreau SA	27,414	5,048,846
Renault SA(a)	229,902	6,341,229
Safran SA	405,997	42,065,783
Sanofi	1,355,205	145,017,594
Sartorius Stedim Biotech	32,971	11,389,165
Schneider Electric SE	644,211	89,475,601
SEB SA	29,676	3,166,306
Societe Generale SA	947,720	25,538,704
Sodexo SA	105,294	7,866,818
Teleperformance	69,698	23,141,243
Thales SA	127,753	15,600,485
TotalEnergies SE	2,954,549	174,859,284
Ubisoft Entertainment SA(a)	112,303	5,904,112
Unibail-Rodamco-Westfield(a)(c)	140,398	9,837,845
Valeo.	245,715	5,460,864
Veolia Environnement SA	792,169	22,169,835
Vinci SA	637,711	61,539,171
Vivendi SE	858,696	10,251,622
Wendel SE	32,072	3,300,302
Worldline SA/France(a)(b)	284,461	11,639,672
		2,000,160,092
Germany — 24.0%
adidas AG	206,033	40,932,050
Allianz SE, Registered	486,759	102,177,390
Aroundtown SA	1,193,192	5,605,639
BASF SE	1,089,790	60,184,468
Bayer AG, Registered	1,170,753	83,765,042
Bayerische Motoren Werke AG	394,568	34,279,590
Bechtle AG	98,076	4,385,639
Beiersdorf AG	120,532	12,510,168
Brenntag SE	184,319	14,261,972
Carl Zeiss Meditec AG, Bearer	48,113	6,437,228
Commerzbank AG(a)	1,268,568	11,063,076
Continental AG	130,716	10,043,345
Covestro AG(b)	232,076	10,637,929
Daimler Truck Holding AG(a)	539,391	16,885,783
Delivery Hero SE(a)(b)(c)	196,140	7,564,766
Deutsche Bank AG, Registered	2,462,971	27,577,425
Deutsche Boerse AG	226,423	38,053,346
Deutsche Lufthansa AG, Registered(a)(c)	712,255	5,246,029
Deutsche Post AG, Registered	1,181,268	48,885,156
Deutsche Telekom AG, Registered	3,862,531	79,473,864

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
E.ON SE	2,675,507	$27,311,438
Evonik Industries AG	249,817	6,703,099
Fresenius Medical Care AG & Co. KGaA	244,171	14,895,298
Fresenius SE & Co. KGaA	500,425	17,163,806
GEA Group AG	182,919	7,317,197
Hannover Rueck SE	72,211	11,058,468
HeidelbergCement AG	176,536	10,310,266
HelloFresh SE(a)	196,824	7,349,740
Henkel AG & Co. KGaA	123,551	8,340,848
Infineon Technologies AG	1,556,264	48,498,121
KION Group AG	86,820	4,277,609
Knorr-Bremse AG	86,603	5,919,802
LEG Immobilien SE(c)	86,713	8,938,634
Mercedes-Benz Group AG	956,193	68,137,741
Merck KGaA.	154,018	29,039,895
MTU Aero Engines AG	63,871	12,646,912
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	166,324	40,810,005
Nemetschek SE	69,359	4,965,945
Puma SE	125,746	9,383,639
QIAGEN NV(a)	274,735	12,642,442
Rational AG	6,046	3,936,276
Rheinmetall AG	51,909	10,493,376
RWE AG	765,558	33,780,596
SAP SE	1,244,406	124,747,915
Scout24 SE(b)	99,748	6,187,111
Siemens AG, Registered	911,649	120,340,330
Siemens Healthineers AG(b)	335,180	20,142,466
Symrise AG	158,238	17,485,556
Telefonica Deutschland Holding AG	1,222,091	3,889,512
Uniper SE	107,468	2,781,174
United Internet AG, Registered	116,115	3,815,808
Volkswagen AG	35,166	7,971,043
Vonovia SE.	832,923	31,770,701
Zalando SE(a)(b)	266,257	10,833,224
		1,373,855,898
Ireland — 1.9%
CRH PLC.	918,589	37,912,819
Flutter Entertainment PLC, Class DI(a)	198,856	24,250,223
Kerry Group PLC, Class A	189,789	19,641,305
Kingspan Group PLC	184,689	15,204,668
Smurfit Kappa Group PLC	293,804	11,877,014
		108,886,029
Italy — 6.3%
Amplifon SpA	149,192	5,141,064
Assicurazioni Generali SpA	1,318,911	24,005,887
Atlantia SpA	589,680	14,295,890
DiaSorin SpA	29,644	3,902,291
Enel SpA	9,692,494	62,973,361
Eni SpA	3,007,748	45,554,271
Ferrari NV	150,214	29,310,598
FinecoBank Banca Fineco SpA	726,817	10,299,417
Infrastrutture Wireless Italiane SpA(b)	403,803	4,500,301
Intesa Sanpaolo SpA	19,681,967	42,987,086
Mediobanca Banca di Credito Finanziario SpA	738,873	7,580,116
Moncler SpA	245,996	11,836,663
Nexi SpA(a)(b)	625,233	6,375,983
Poste Italiane SpA(b)	624,011	6,759,592
Prysmian SpA	304,984	9,850,655
Security	Shares	Value

Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	125,120	$5,606,901
Snam SpA	2,404,396	13,986,623
Telecom Italia SpA/Milano	11,951,774	3,822,265
Tenaris SA	565,384	9,424,999
Terna - Rete Elettrica Nazionale	1,687,711	14,306,055
UniCredit SpA	2,509,272	29,421,487
		361,941,505
Netherlands — 14.6%
ABN AMRO Bank NV, CVA(b)	505,578	5,903,296
Adyen NV(a)(b)	25,824	39,992,731
Aegon NV	2,137,071	11,377,861
AerCap Holdings NV(a)(c)	159,778	7,899,424
Akzo Nobel NV	216,424	18,837,986
Argenx SE(a)	57,665	17,866,335
ASM International NV	55,810	17,304,542
ASML Holding NV	484,395	278,747,532
CNH Industrial NV	1,219,465	18,227,638
Davide Campari-Milano NV	623,330	6,665,554
Euronext NV(b)	101,965	8,833,807
EXOR NV	128,781	9,511,942
Heineken Holding NV	120,136	9,503,466
Heineken NV	308,992	31,070,092
IMCD NV	68,466	10,239,217
ING Groep NV	4,652,469	52,608,508
JDE Peet's NV	119,327	3,491,917
Just Eat Takeaway.com NV(a)(b)	215,414	4,793,943
Koninklijke Ahold Delhaize NV	1,246,189	34,364,059
Koninklijke DSM NV	208,292	35,076,610
Koninklijke KPN NV	4,002,479	14,568,912
Koninklijke Philips NV	1,053,341	27,151,590
NN Group NV	340,934	16,897,228
OCI NV(a)	125,553	4,421,027
Prosus NV(a)	988,463	51,102,938
Randstad NV	142,718	8,029,888
Stellantis NV	2,613,223	39,206,663
Universal Music Group NV	861,661	19,263,443
Wolters Kluwer NV	312,840	30,868,386
		833,826,535
Portugal — 0.6%
EDP - Energias de Portugal SA	3,308,128	16,575,586
Galp Energia SGPS SA	597,352	7,799,119
Jeronimo Martins SGPS SA	337,468	6,898,863
		31,273,568
Spain — 8.0%
Acciona SA	30,258	5,830,784
ACS Actividades de Construccion y Servicios SA	269,402	7,639,019
Aena SME SA(a)(b)	90,208	13,762,032
Amadeus IT Group SA(a)	538,618	33,514,783
Banco Bilbao Vizcaya Argentaria SA	7,967,423	43,599,896
Banco Santander SA	20,701,253	67,151,035
CaixaBank SA	5,295,709	19,168,709
Cellnex Telecom SA(b)	650,192	29,342,617
EDP Renovaveis SA	343,409	8,401,124
Enagas SA	213,004	4,876,807
Endesa SA	382,222	8,467,603
Ferrovial SA	573,694	14,796,579
Ferrovial SA	6,598	170,072
Grifols SA(c)	365,106	7,684,085
Iberdrola SA	6,921,422	82,008,517

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	1,301,497	$31,372,304
Naturgy Energy Group SA	174,323	5,267,883
Red Electrica Corp. SA	392,304	8,128,280
Repsol SA	1,736,438	27,863,496
Siemens Gamesa Renewable Energy SA(a)	298,352	5,784,461
Telefonica SA	6,219,919	33,819,064
		458,649,150
Switzerland — 0.7%
Siemens Energy AG(a)	519,565	10,046,182
STMicroelectronics NV	811,834	32,506,684
		42,552,866
United Kingdom — 0.2%
Coca-Cola Europacific Partners PLC	245,780	13,058,291

Total Common Stocks — 97.7%
(Cost: $6,763,982,288)		5,591,572,917

Preferred Stocks

Germany — 1.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	68,542	5,377,802
Henkel AG & Co. KGaA, Preference Shares, NVS	212,509	14,548,500
Porsche Automobil Holding SE, Preference Shares, NVS	182,697	14,964,120
Sartorius AG, Preference Shares, NVS	29,001	11,725,583
Volkswagen AG, Preference Shares, NVS	221,161	36,911,171
		83,527,176
Total Preferred Stocks — 1.5%
(Cost: $120,366,408)		83,527,176
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	36,390,985	$36,390,985
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	23,770,000	23,770,000
		60,160,985
Total Short-Term Securities — 1.1%
(Cost: $60,160,903)		60,160,985

Total Investments in Securities — 100.3%
(Cost: $6,944,509,599)		5,735,261,078

Liabilities in Excess of Other Assets — (0.3)%.		(14,681,394)

Net Assets — 100.0%		$5,720,579,684

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,962,763	$28,430,615	(a)	$—		$3,159	$(5,552)	$36,390,985	36,390,985	$183,555	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	27,350,000	—		(3,580,000	)(a)	—	—	23,770,000	23,770,000	23,002		—
						$3,159	$(5,552)	$60,160,985		$206,557		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1,104	06/17/22	$44,925	$1,615,447

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$40,599,020	$5,550,973,897	$—	$5,591,572,917
Preferred Stocks	—	83,527,176	—	83,527,176
Money Market Funds	60,160,985	—	—	60,160,985
	$100,760,005	$5,634,501,073	$—	$5,735,261,078
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,615,447	$—	$1,615,447

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4